Expense Example (American Blue Chip Income and Growth Trust, USD $)	12 Months Ended
May 01, 2011
Series I, American Blue Chip Income and Growth Trust
Expense Example:
Year 1	$ 110
Year 3	343
Year 5	595
Year 10	1,317
Series II, American Blue Chip Income and Growth Trust
Expense Example:
Year 1	125
Year 3	390
Year 5	676
Year 10	1,489
Series III, American Blue Chip Income and Growth Trust
Expense Example:
Year 1	75
Year 3	233
Year 5	406
Year 10	$ 906